Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Supplemental Information Operating Leases

A summary of supplemental information related to operating leases as of December 31, 2025 and 2024 is as follows:

	As of December 31,
	2025	2024
Right-of-use assets	$938,100	$2,660,535
Operating lease liabilities, current	$(1,262,994)	$(1,041,197)
Operating lease liabilities, non-current	$—	$(1,623,876)
Weighted average remaining lease terms	1 year	3.4 years
Weighted average discount rate	4.67%	5.24%

Schedule of Future Minimum Lease Payment

The future lease payments as of December 31, 2025 were as follows:

As of December 31, 2025
FY2026	1,283,044
Total lease payment	1,283,044
less: imputed interest	(20,050)
Total lease liabilities	$1,262,994